Trade account payables	12 Months Ended
Dec. 31, 2018
Trade Account Payables
Trade account payables
		2018	2017
Trade payables:
Domestic market		1,551,554	2,287,767
Foreign market	(i)	6,934,598	2,817,917
Present value adjustment - foreign market		(107,648)	(46,888)
		8,378,504	5,058,796

Current liabilities		8,341,252	5,058,796
Non-current liabilities		37,252
		8,378,504	5,058,796

(i)       Considers R$5.6 billion in purchases of raw material maturing in up to 360 days, for which the Company provides letters of credit issued by financial institutions, where suppliers are the beneficiaries.